Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans [Abstract]
Employee Benefit Plans

21.  Employee Benefit Plans

Stock Option Plan

The 2000 Incentive Stock Option Plan expired in May 2010 and was replaced with the 2011 Stock Option Plan in May 2011 (collectively, the “Plans”). The 2011 Stock Option Plan has essentially the same structure as the 2000 plan. Under the provisions of the Plans, while active, options can be granted to officers and key employees of the Company. The Plans provide that the option price per share is not to be less than the fair market value of the stock on the day the option was granted, but in no event less than the par value of such stock. Options granted under the Plans are exercisable no earlier than one year after the date of grant and expire ten years after the date of the grant.

The Plans are administered by a committee of the Board of Directors, whose members are not eligible to receive options under the Plans. The Committee determines, among other things, which officers and key employees receive options, the number of shares to be subject to each option, the option price and the duration of the option. Options vest over three to five years and are exercisable at the grant price, which is at least the fair market value of the stock on the grant date. All options previously granted under the Plans are scheduled to expire through February 17, 2025. The aggregate number of shares that may be issued upon the exercise of options under the 2011 Stock Option Plan is 300,000 shares, and 177,975 shares were available for grant as of December 31, 2015. Total options outstanding at December 31, 2015 have exercise prices between $17.22 and $24.00, with a weighted average exercise price of $18.07 and a weighted average remaining contractual life of 7.0 years.

As of December 31, 2015, there was $86,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized through 2020.

Cash received from option exercises under the Plans for the year ended December 31, 2015 was $53,000.  No options were exercised in 2014 or 2013.

A summary of the status of the Plans as of December 31, 2015, 2014 and 2013, and changes during the years ending on those dates is presented below:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	109,816	$18.13	83,930	$18.50	97,792	$19.04
Granted	35,800	17.80	33,525	17.72	21,800	17.65
Exercised	(3,092)	17.22	-	-	-	-
Forfeited	-	-	(7,639)	20.44	(35,662)	19.45
Outstanding at end of year	142,524	$18.07	109,816	$18.13	83,930	$18.50

Options exercisable at year-end	70,920		51,396		43,079
Weighted-average fair value of
of options granted
during the year		$1.90		$1.96		$1.75
Intrinsic value of options
exercised during the year		$866		$-		$-
Intrinsic value of options
outstanding and exercisable at
December 31, 2015		$2,840

The following table summarizes characteristics of stock options as of December 31, 2015:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/18/2005	24.00	1,531	0.00	1,531
10/17/2006	21.00	1,838	0.80	1,838
10/16/2007	20.05	4,425	1.80	4,425
10/21/2008	21.10	6,100	2.81	6,100
10/20/2009	17.22	6,605	3.81	6,605
9/20/2011	17.75	13,850	5.72	12,850
3/20/2012	18.00	17,050	6.22	14,850
2/19/2013	17.65	21,800	7.14	12,106
2/18/2014	17.72	33,525	8.14	10,615
2/17/2015	17.80	35,800	9.14	-
		142,524		70,920

Defined Benefit Retirement Plans

The Company sponsors a defined benefit retirement plan (The Juniata Valley Bank Retirement Plan (“JVB Plan”)) which covers substantially all of its employees employed prior to December 31, 2007. As of January 1, 2008, the JVB Plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remained eligible, continued to accrue benefits until December 31, 2012. The benefits are based on years of service and the employee’s compensation. Effective December 31, 2012, the JVB Plan was amended to cease future service accruals after that date (frozen). The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service through December 31, 2012. The Company does not expect to contribute to the JVB Plan in 2016.

Management expects to record a $122,000 net periodic expense in 2016 for the JVB Plan, which includes expected amortization out of accumulated other comprehensive loss. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the JVB Plan’s assets at fair value as of December 31, 2015 and December 31, 2014 (in thousands). Assets included in the JVB Plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $250,000 and $527,000, at December 31, 2015 and 2014, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$324	$-	$324	$-
Corporate bonds and notes	4,156	-	4,156	-
Mutual funds
Value funds	1,878	1,878	-	-
Blend funds	1,433	1,433	-	-
Growth funds	1,500	1,500	-	-
Money market funds	172	172	-	-
	$9,463	$4,983	$4,480	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2014	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$1,113	$-	$1,113	$-
Corporate bonds and notes	3,147	-	3,147	-
Mutual funds
Value funds	1,977	1,977	-	-
Blend funds	1,696	1,696	-	-
Growth funds	1,585	1,585	-	-
Common stocks	-	-	-	-
Money market funds	85	85	-	-
	$9,603	$5,343	$4,260	$-

The measurement date for the JVB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2015	2014
Change in projected benefit obligation (PBO)
PBO at beginning of year	$11,473	$9,108
Interest cost	450	426
Change in assumptions	(623)	2,297
Actuarial loss	37	110
Benefits paid	(474)	(468)
PBO at end of year	$10,863	$11,473

Change in plan assets
Fair value of plan assets at beginning of year	$10,130	$10,114
Actual return on plan assets, net of expenses	57	484
Benefits paid	(474)	(468)
Fair value of plan assets at end of year	$9,713	$10,130

Funded status, included in other (liabilities) assets	$(1,150)	$(1,343)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,483)	$(3,777)
	$(3,483)	$(3,777)

Accumulated benefit obligation	$10,863	$11,473

For the year ended December 31, 2014, the mortality assumptions were derived using the RP-2014 White Collar Mortality Table, with rates that were projected generationally using Scale MP-2014. The impact on the benefit obligation for the mortality assumption change in 2014 was an increase in the projected benefit obligation of $1,079,000. For the year ended December 31, 2015, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the most recent table are rates projected generationally using Scale MP-2015 to reflect mortality improvement. The impact on the benefit obligation for the mortality assumption change in 2015 was a decrease in the projected benefit obligation of $623,000.

Pension expense for the JVB Plan included the following components for the years ended December 31 (in thousands):

	2015	2014	2013

Interest cost on projected benefit obligation	450	426	395
Expected return on plan assets	(592)	(518)	(561)
Net (amortization) accretion	-	-	(1)
Recognized net actuarial loss	242	40	203
Net periodic benefit cost	100	(52)	36

Net loss (gain)	(52)	2,441	(1,782)
Amortization of net loss	(242)	(40)	(203)
Net amortization (accretion)	-	-	1
Total recognized in other comprehensive loss (income)	$(294)	$2,401	$(1,984)

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(194)	$2,349	$(1,948)

Assumptions used to determine benefit obligations were:

	2015	2014	2013
Discount rate	4.25%	4.00%	4.75%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2015	2014	2013
Discount rate	4.00%	4.75%	4.00%
Expected long-term return on plan assets	6.00	5.25	6.35
Rate of compensation increase	N/A	N/A	N/A

As a result of the FNBPA acquisition, the Company sponsors a second defined benefit retirement plan (Retirement Plan for the First National Bank of Port Allegany (“FNB Plan”)) which covers substantially all former FNBPA employees that were employed prior to September 30, 2008. The FNBPA Plan was amended as of December 31, 2015 to cease future service accruals to previously unfrozen participants and is now considered to be “frozen”. The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service prior to the frozen date. The Company does not expect to contribute to the FNB Plan in 2016.

Management expects $17,000 expense to be recorded as net periodic expense in 2016 for the FNB Plan. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the FNB Plan’s assets at fair value as of December 31, 2015 (in thousands).

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds
Aggressive growth funds	$1,003	$1,003	$-	$-
Growth funds	589	589	-	-
Growth and income funds	1,433	1,433	-	-
Income	878	878	-	-
	$3,903	$3,903	$-	$-

The measurement date for the FNB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

2015
Change in projected benefit obligation (PBO)
PBO at December 1, 2015	$5,249
Service cost	3
Interest cost	18
Change in assumptions	(87)
Curtailment gain ($108) net of actuarial loss $2	(106)
Benefits paid	(16)
PBO at end of year	$5,061

Change in plan assets
Fair value of plan assets at December 1, 2015	$4,001
Actual return on plan assets, net of expenses	(82)
Benefits paid	(16)
Fair value of plan assets at end of year	$3,903

Funded status, included in other (liabilities) assets	$(1,158)

Accumulated benefit obligation	$5,061

For the year ended December 31, 2015, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the most recent table are rates projected generationally using Scale MP-2015 to reflect mortality improvement.

Pension expense included the following components for the year ended December 31 (in thousands):

2015
Service cost during the year	$3
Interest cost on projected benefit obligation	18
Expected return on plan assets	(23)
Net periodic benefit gain	(2)

Total recognized in net periodic benefit cost and other
comprehensive income	$(2)

Assumptions used to determine benefit obligations were:

2015
Discount rate	4.25%
Rate of compensation increase	N/A

Assumptions used to determine the net periodic benefit cost were:

2015
Discount rate	4.00%
Expected long-term return on plan assets	6.00
Rate of compensation increase	N/A

The investment strategy and investment policy for both the JVB Plan and the FNBPA Plan is to target the plan assets to contain 50% equity and 50% fixed income securities. The asset allocation as of December 31, 2015 was approximately 49% fixed income securities, 50% equities and 1% cash equivalents in the JVB Plan.

Future expected benefit payments (in thousands):

Estimated future benefit payments	2016	2017	2018	2019	2020	2021-2025

JVB Plan	$470	$475	$524	$528	$551	$2,884
FNB Plan	209	205	199	295	288	1,541
Total	$679	$680	$723	$823	$839	$4,425

Defined Contribution Plan

The Company has a Defined Contribution Plan under which employees, through payroll deductions, are able to defer portions of their compensation. The Company makes an annual non-elective fully vested contribution equal to 3% of compensation to each eligible participant. As of December 31, 2015 a liability of $157,000 was recorded to satisfy this obligation, and was credited to employees’ accounts by January 31, 2016. This liability at December 31, 2014 totaled $191,000 and was credited to employee accounts during 2015. Expense incurred under this plan was $192,000, $180,000 and $175,000 in 2015, 2014 and 2013, respectively. Effective January 1, 2013, the Company amended the Defined Contribution Plan to include an employer matching contribution for employees that elect to defer compensation into this program. The matching contribution in 2015, 2014 and 2013 was $162,000,  $147,000 and 123,000, respectively.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan under which employees, through payroll deductions, are able to purchase shares of Company stock annually. The option price of the stock purchases is between 95% and 100% of the fair market value of the stock on the offering termination date as determined annually by the Board of Directors. The maximum number of shares which employees may purchase under the Plan is 250,000; however, the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings. There were 3,242 shares issued in 2015, 3,497 shares issued in 2014 and 2,823 shares issued in 2013 under this plan. At December 31, 2015, there were 180,818 shares reserved for issuance under the Employee Stock Purchase Plan.

Supplemental Retirement Plans

The Company has non-qualified supplemental retirement plans for directors and key employees. At December 31, 2015 and 2014, the present value of the future liability associated with these plans was $392,000 and $459,000, respectively. For the years ended December 31, 2015, 2014 and 2013, $34,000, $39,000 and $47,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance and annuities. See Note 9.

Deferred Compensation Plans

The Company has entered into deferred compensation agreements with certain directors to provide each director an additional retirement benefit, or to provide their beneficiary a benefit, in the event of pre-retirement death. At December 31, 2015 and 2014, the present value of the future liability was $1,504,000 and $1,528,000, respectively. For the years ended December 31, 2015, 2014 and 2013, $30,000, $33,000 and $47,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 9.

Salary Continuation Plans

The Company has non-qualified salary continuation plans for key employees. At December 31, 2015 and 2014, the present value of the future liability was $1,178,000 and $1,167,000, respectively. For the years ended December 31, 2015, 2014 and 2013, $119,000, $118,000 and $97,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 9.